Intangible Assets - Details Of changes In Intangible Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	₩ 785,386			₩ 792,077		₩ 844,110
Changes in intangible assets and goodwill [abstract]
Acquisitions	163,219			127,242		103,215
Disposal	(1,297)			(347)		(782)
Amortization	(162,835)	[1]		(149,311)	[2]	(136,658)	[3]
Impairment losses	88			(111)		(7,791)
Transfer	0			0		0
Foreign currencies translation adjustments	(6,557)			14,343		(17,027)
Business combination	65,465					8,681
Others	5,645			1,493		(1,671)
Ending balance	849,114		$ 673,793	785,386		792,077
Amortization of other intangible assets included in other operating expenses	14,664			13,963		11,890
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	345,449			334,290		350,682
Changes in intangible assets and goodwill [abstract]
Acquisitions	0			0		0
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	0			0		0
Transfer	0			0		0
Foreign currencies translation adjustments	(5,592)			11,159		(14,802)
Business combination	57,670					0
Others	0			0		(1,590)
Ending balance	397,527			345,449		334,290
Industrial property rights
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	723			709		692
Changes in intangible assets and goodwill [abstract]
Acquisitions	162			247		233
Disposal	0			0		0
Amortization	(242)	[1]		(233)	[2]	(216)	[3]
Impairment losses	0			0		0
Transfer	0			0		0
Foreign currencies translation adjustments	0			0		0
Business combination	0					0
Others	0			0		0
Ending balance	643			723		709
Development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	207,708			208,873		225,193
Changes in intangible assets and goodwill [abstract]
Acquisitions	91,992			74,444		53,273
Disposal	0			0		0
Amortization	(87,294)	[1]		(80,128)	[2]	(71,620)	[3]
Impairment losses	0			0		0
Transfer	300			4,518		428
Foreign currencies translation adjustments	(5)			0		0
Business combination	0					2,403
Others	(74)			1		(804)
Ending balance	212,627			207,708		208,873
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	193,182			205,445		234,147
Changes in intangible assets and goodwill [abstract]
Acquisitions	62,073			49,137		41,329
Disposal	(2)			0		0
Amortization	(75,299)	[1]		(68,950)	[2]	(64,822)	[3]
Impairment losses	0			(18)		(7,692)
Transfer	182			2,946		164
Foreign currencies translation adjustments	(865)			2,952		(2,208)
Business combination	7,795					4,199
Others	5,307			1,670		328
Ending balance	192,373			193,182		205,445
Membership deposit
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	37,607			36,091		29,330
Changes in intangible assets and goodwill [abstract]
Acquisitions	6,571			2,437		5,183
Disposal	(1,295)			(347)		(782)
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	88			(93)		(99)
Transfer	0			0		0
Foreign currencies translation adjustments	(42)			232		(15)
Business combination	0					2,079
Others	(12)			(713)		395
Ending balance	42,917			37,607		36,091
Construction in progress
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	717			6,669		4,066
Changes in intangible assets and goodwill [abstract]
Acquisitions	2,421			977		3,197
Disposal	0			0		0
Amortization	0	[1]		0	[2]	0	[3]
Impairment losses	0			0		0
Transfer	(482)			(7,464)		(592)
Foreign currencies translation adjustments	(53)			0		(2)
Business combination	0					0
Others	424			535		0
Ending balance	₩ 3,027			₩ 717		₩ 6,669

[1]	Amortization of other intangible assets amounting to 14,664 million W on is included in other operating expenses.
[2]	Amortization of other intangible assets amounting to 13,963 million W on is included in other operating expenses.
[3]	Amortization of other intangible assets amounting to 11,890 million Won is included in other operating expenses.